Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	$ 216	$ 337
Equity hedge asset	(1,114)
Class B Series Three common share liability	10,449	7,349
Conversion right on US$ 6.25% Convertible Debentures	190	9
Net liabilities	9,741	7,695
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	216	337
Equity hedge asset	(1,114)
Class B Series Three common share liability	10,449	7,349
Net liabilities	9,551	7,686
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on US$ 6.25% Convertible Debentures	190	9
Net liabilities	$ 190	$ 9